GENERAL (Details) $ in Millions	1 Months Ended
	Apr. 30, 2025 USD ($)	Jul. 31, 2024	Mar. 20, 2025 USD ($)	Dec. 31, 2024 vessel
Pan American Energy (“PAE”)
Ownership Interests [Line Items]
FLNG deployment project, term		20 years
Sale and leaseback transaction | Long-term debt | Subsequent Event
Ownership Interests [Line Items]
Debt instrument, face amount			$ 1,200.0
Forecast | Sale and leaseback transaction | Long-term debt
Ownership Interests [Line Items]
Debt instrument, face amount			$ 1,400.0
Forecast | FLNG Hilli facility | Performance guarantee
Ownership Interests [Line Items]
Restricted cash, release	$ 60.7
FLNG | LNG carrier
Ownership Interests [Line Items]
Number of carriers owned and operated | vessel				2
LNG carrier | LNG carrier
Ownership Interests [Line Items]
Number of carriers owned and operated | vessel				2